TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

14.   TAXATION

Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company incorporated in the Cayman Islands are not subject to tax on income or capital gain.

Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. Operations in Hong Kong have incurred net accumulated operating losses for income tax purpose and no income tax provisions are recorded for the period presented. Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary domiciled in Hong Kong has been subject to a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK dollar 2,000 of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%.

China

On March 16, 2007, the National People’s Congress of the PRC introduced Corporate Income Tax Law ("CIT Law"), under which Foreign Investment Enterprises ("FIEs") and domestic companies are subject to corporate income tax at a uniform rate of 25%. Certain enterprises benefit from a preferential tax rate of 15% under the CIT Law if they qualify as high and new technology enterprises ("HNTE"). Under such regulation, Dada Glory and Shanghai JDDJ are qualified for HNTE status and are eligible to a reduced income tax rate of 15% for the years ended 2018, 2019 and 2020.

Withholding tax on undistributed dividends

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose "de facto management body" is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the CIT Law merely define the location of the "de facto management body" as "the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located". Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The CIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between the Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).The Company did not record any dividend withholding tax, as it has no retained earnings for any of the periods presented.

Loss by tax jurisdictions:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss from PRC operations	1,771,273	1,517,437	1,215,179
Loss from non-PRC operations	134,599	161,376	495,140
Total losses before tax	1,905,872	1,678,813	1,710,319

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	42	—	—
Deferred tax benefits	(27,539)	(9,032)	(5,143)
Income tax benefits	(27,497)	(9,032)	(5,143)

Reconciliation of the difference between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.8)%	(2.4)%	(7.3)%
Changes in valuation allowance	(24.7)%	(26.0)%	(20.7)%
Super deduction of research and development expenses	2.4%	3.4%	3.9%
Expired tax loss	—	—	(0.2)%
True up	—	—	(0.2)%
Other expenses not deductible for tax purposes	0.5%	0.5%	(0.2)%
Effective tax rate	1.4%	0.5%	0.3%

Deferred tax assets and deferred tax liabilities

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	1,384,440	1,805,739	2,156,396
- Allowance for doubtful accounts	79	—	—
- Inventories valuation allowance	408	75	149
- Impairment provision for property and equipment	2,120	—	—
- Impairment provision for other non-current assets	1,039	1,039	1,039
- Accrued expenses	16,168	34,372	33,538
- Advertising expenses	—	—	4,748
Less: Valuation allowance	(1,404,254)	(1,841,225)	(2,195,870)
Net deferred tax assets	—	—	—
Deferred tax liabilities
- Identifiable intangible assets from business combination	52,733	43,701	38,558
Total deferred tax liabilities	52,733	43,701	38,558

As of December 31, 2018, 2019 and 2020, the Group had net operating loss carry forwards of approximately RMB5,537,754,  RMB7,222,966 and RMB8,625,584, respectively, which arose from the subsidiaries, VIE and VIE’s subsidiaries established in the PRC. The loss carry forwards will expire during the period from 2021 to 2029.

The Group believes that it is more likely than not that the net accumulated operating losses and other deferred tax assets will not be utilized in the future based on an evaluation of a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. Therefore, the Group provided full valuation allowances for the deferred tax assets as of December 31, 2019 and 2020, respectively.

Movement of valuation allowance

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	934,327	1,404,254	1,841,225
Addition	469,927	436,971	354,645
Balance at end of the year	1,404,254	1,841,225	2,195,870

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2015 through 2020 on non-transfer pricing matters and transfer pricing matters.